Liquidity and Going Concern (Details) - USD ($)											1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 09, 2024	Aug. 28, 2024	Jun. 21, 2024	Apr. 15, 2024	Mar. 31, 2024	Mar. 07, 2024	Feb. 09, 2024	Feb. 05, 2024	Jan. 16, 2024	Dec. 14, 2023	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Liquidity and Going Concern [Line Items]
Accumulated deficit														$ (97,678,000)		$ (97,678,000)		$ (76,746,000)	$ (47,994,100)
Working capital														(3,300,000)		(3,300,000)		3,800,000
Long term debt														24,500,000		24,500,000		19,400,000
Unrestricted cash																830,000
Net loss recognized														(3,560,000)	$ (7,296,000)	(20,932,000)	$ (23,725,000)	(28,751,900)	(26,468,390)
Cash flows from operations																(10,251,000)	(15,324,000)	(15,749,206)	(35,239,299)
Cash										$ 1,000,000
Contingent fee										500,000
Paid amount	$ 227,000
Transition expenses	$ 73,000
Purchase price per share (in Dollars per share)		$ 0.481
Short term debt																		600,000
Cash and cash equivalents														830,000	3,018,000	830,000	3,018,000	1,146,801	13,764,508
Senior Secured Convertible Debentures [Member]
Liquidity and Going Concern [Line Items]
Principal amount of the debentures				$ 11,830,000
Redemption of debenture				5,000,000
JGB Collateral LLC [Member]
Liquidity and Going Concern [Line Items]
Principal amount of the debentures				6,350,000
Redemption of debenture			$ 5,000,000
Previously Reported [Member]
Liquidity and Going Concern [Line Items]
Net loss recognized																		(28,751,900)	(26,468,390)
Cash and cash equivalents																		1,100,000
Libertas Funding LLC [Member]
Liquidity and Going Concern [Line Items]
Repaid amount											$ 1,800,000
HillCour Investment Fund, LLC [Member]
Liquidity and Going Concern [Line Items]
Common stock, shares issued (in Shares)		2,702,702
Purchase shares of common stock (in Shares)		1,351,351
Common Stock [Member]
Liquidity and Going Concern [Line Items]
Net loss recognized
Common Stock [Member] | Previously Reported [Member]
Liquidity and Going Concern [Line Items]
Net loss recognized
Maestro [Member]
Liquidity and Going Concern [Line Items]
Business combination, monthly payments				$ 158,000	$ 158,000		$ 158,000
Accumulated annual payments year 2024																2,300,000		2,294,751
Accumulated annual payments year 2025																5,300,000		5,300,000
Accumulated annual payments year 2026																13,300,000		13,300,000
Accumulated annual payments year 2027																22,300,000		22,300,000
Accumulated annual payments reduction criteria amount year 2024																2,300,000		2,294,751
Accumulated annual payments reduction criteria amount year 2025																8,300,000		8,300,000
Accumulated annual payments reduction criteria amount year 2026																16,300,000		16,300,000
Accumulated annual payments reduction criteria amount year 2027																$ 25,300,000		$ 25,300,000
Payments to acquire businesses, gross											$ 158,000	$ 158,000	$ 158,000
Libertas Agreement [Member] | Libertas Funding LLC [Member]
Liquidity and Going Concern [Line Items]
Amount of future receipts agreed to sell								$ 2,200,000
Total purchase price								1,700,000
Cash proceeds								1,500,000
Received cash of first payment								157,000
Agreed to pay								$ 57,000
Anticipated percentage of its future receivables								20.00%
Payment of future receipts on original balance								$ 2,200,000
Asset Purchase Agreement [Member] | Payflex Systems USA, Inc [Member]
Liquidity and Going Concern [Line Items]
Amount agreed to pay in cash										1,000,000
Additional contingent fee receivable										$ 500,000
Private Placement [Member]
Liquidity and Going Concern [Line Items]
Common stock, shares issued (in Shares)										150,000
Purchase price (in Dollars per share)										$ 1.97
Private Placement [Member] | Second Securities Purchase Agreement [Member] | Common Stock [Member]
Liquidity and Going Concern [Line Items]
Common stock, shares issued (in Shares)									1,322,100
Purchase price (in Dollars per share)									$ 0.9201
Private Placement [Member] | Securities Purchase Agreement [Member] | Common Stock [Member] | HillCour Investment Fund, LLC [Member]
Liquidity and Going Concern [Line Items]
Common stock, shares issued (in Shares)						910,000
Purchase price (in Dollars per share)						$ 1.65